Commitments and Contingent Liabilities (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Commitments and Contingencies
Summary of outstanding financial instruments

	September 30, 2024	June 30, 2024
Commitments to grant loans	$842,500	$1,341,500
Unused commitments under lines of credit	3,726,811	3,691,619
MPF credit enhancements	677,540	658,008

	June 30, 2024	June 30, 2023
Commitments to grant loans	$1,341,500	$407,904
Unused commitments under lines of credit	3,691,619	4,718,652
MPF credit enhancements	658,008	625,701